Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Schedule Of Number of common shares to be issued upon exercise of remaining warrants	As such, as of June 30, 2023, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	2,867
Class B	786,800
Class C	5,218,591
Class D	2,076,667

Total	8,084,925